CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS.
Schedule of cash and cash equivalents

Description	12.31.2025	12.31.2024
	ThCh$	ThCh$
Cash	287,408	360,472
Bank balances	156,192,975	139,876,935
Other fixed rate instruments	140,059,326	108,661,597
Cash and cash equivalents	296,539,709	248,899,004

By currency	12.31.2025	12.31.2024
	ThCh$	ThCh$
USD	21,353,466	14,817,741
EUR	352,273	234,718
ARS	11,629,118	12,461,057
CLP	191,155,122	140,155,381
PYG	24,604,036	32,690,023
BRL	47,445,694	48,540,084
Cash and cash equivalents	296,539,709	248,899,004